Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets
Tax losses	$ 31,028,000	$ 20,145,000
Others	1,267,000	372,000
Total deferred tax assets	32,295,000	20,517,000
Less: Valuation allowance	(31,662,000)	(20,145,000)	$ (11,393,000)	$ (7,455,000)
Deferred tax assets	633,000	372,000
Deferred tax liabilities
Undistributed earnings from PRC entities	4,332,000	5,230,000
Others	120,000	131,000
Deferred tax liabilities	$ 4,452,000	5,361,000
Deferred tax assets, current		372,000
Deferred tax liabilities, current		$ 1,364,000